ALLSTATE LIFE INSURANCE COMPANY
                          LAW AND REGULATION DEPARTMENT
                          3100 Sanders Road , Suite J5B
                         Northbrook, Illinois 60062-7154



CHARLES M. SMITH, JR.                          Writer's Direct Dial 847 402-1790
Assistant Counsel                                        Facsimile: 847 402-3781

                                   May 2, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Allstate Financial Advisors Separate Account I ("Registrant") Post-Effective Amendment No. 1 ("Amendment") to
              Form N-4 Registration Statement ("Registration Statement") File Nos. 333-102293 and 811-09327; CIK No. 0001085612

Commissioners:

On behalf of Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), that:

         (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the most recent amendment ("Amendment") to the above-referenced registration statement; and

         (2) Registrant electronically filed the text of the Amendment with the Commission.


                                       Very truly yours,


                                       /s/ Charles M. Smith Jr.
                                       Charles M. Smith